Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Contributed Surplus [member]	Retained earnings [member]	Accumulated Other Comprehensive (Loss) on Fair Value through OCI Securities, net of taxes [member]	Accumulated Other Comprehensive (Loss) on Cash Flow Hedges, net of taxes [member]	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes [member]	Accumulated Other Comprehensive Income on Pension and Other Employee Future Benefit Plans, net of taxes [member]	Accumulated Other Comprehensive Income (Loss) on Own Credit Risk on Financial Liabilities Designated at Fair Value, net of taxes [member]	Total Accumulated Other Comprehensive Income (Loss) [member]	Total equity [member]	Non-Controlling Interest in Subsidiaries [member]	Preferred shares and other equity instruments [member]	Common shares [member]
Balance at beginning of period at Oct. 31, 2022			$ 317	$ 45,117	$ (359)	$ (5,129)	$ 5,168	$ 944	$ 928				$ 6,308	$ 17,744
Statement [Line Items]
Issued during the period													650
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan														1,170
Issued under the Stock Option Plan														47
Issued to align capital position with increased regulatory requirements as announced by OSFI														3,360
Issued for acquisitions												$ 16		153
Stock option expense, net of options exercised			12
Net premium (discount) on sale of treasury shares			(1)	(4)
Impact from accounting policy changes (Note 1)				(974)
Net income attributable to bank shareholders	$ 2,727			2,722
Dividends on preferred shares and distributions payable on other equity instruments				(206)
Dividends on common shares				(3,089)
Equity issue expense				(73)
Unrealized gains on fair value through OCI debt securities arising during the period					169
Reclassification to earnings of (gains) during the period	(27)	[1]			(27)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	(742)	[2]				(742)
Reclassification to earnings/goodwill of losses on derivatives designated as cash flow hedges during the period	595	[3]				595
Unrealized gains (losses) on translation of net foreign operations	(1,411)						(1,411)
Unrealized gains (losses) on hedges of net foreign operations	111	[4]					111
Gains (losses) on remeasurement of pension and other employee future benefit plans	(11)	[5]						(11)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(325)	[6]							(325)
Net income attributable to non-controlling interest in subsidiaries	5											5
Other			2
Balance at End of Period at Jul. 31, 2023	73,187		330	43,493	(217)	(5,276)	3,868	933	603	$ (89)	$ 73,166	21	6,958	22,474
Balance at beginning of period at Apr. 30, 2023			327	43,025	(217)	(3,888)	5,104	885	692			19	6,958	22,062
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan														405
Issued under the Stock Option Plan														8
Treasury shares sold (purchased)														(1)
Stock option expense, net of options exercised			2
Net premium (discount) on sale of treasury shares			1
Net income attributable to bank shareholders	1,565			1,563
Dividends on preferred shares and distributions payable on other equity instruments				(41)
Dividends on common shares				(1,054)
Unrealized gains on fair value through OCI debt securities arising during the period					4
Reclassification to earnings of (gains) during the period	(4)	[1]			(4)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	(1,722)	[2]				(1,722)
Reclassification to earnings/goodwill of losses on derivatives designated as cash flow hedges during the period	334	[3]				334
Unrealized gains (losses) on translation of net foreign operations	(1,498)						(1,498)
Unrealized gains (losses) on hedges of net foreign operations	262	[4]					262
Gains (losses) on remeasurement of pension and other employee future benefit plans	48	[5]						48
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(89)	[6]							(89)
Net income attributable to non-controlling interest in subsidiaries	2											2
Balance at End of Period at Jul. 31, 2023	73,187		330	43,493	(217)	(5,276)	3,868	933	603	(89)	73,166	21	6,958	22,474
Balance at beginning of period at Oct. 31, 2023	76,123		328	44,006	(464)	(5,448)	6,194	943	637			28	6,958	22,941
Statement [Line Items]
Issued during the period													2,379
Redeemed during the period													(850)
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan														905
Issued under the Stock Option Plan														57
Treasury shares sold (purchased)														8
Stock option expense, net of options exercised			9
Net premium (discount) on sale of treasury shares			9
Net income attributable to bank shareholders	5,023			5,017
Dividends on preferred shares and distributions payable on other equity instruments				(234)
Dividends on common shares				(3,327)
Equity issue expense				(11)
Unrealized gains on fair value through OCI debt securities arising during the period					367
Unrealized gains on fair value through OCI equity securities arising during the period					9
Reclassification to earnings of (gains) during the period	(64)	[1]			(64)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	2,300	[2]				2,300
Reclassification to earnings/goodwill of losses on derivatives designated as cash flow hedges during the period	1,103	[3]				1,103
Unrealized gains (losses) on translation of net foreign operations	(244)						(244)
Unrealized gains (losses) on hedges of net foreign operations	20	[4]					20
Gains (losses) on remeasurement of pension and other employee future benefit plans	54	[5]						54
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(676)	[6]							(676)
Net income attributable to non-controlling interest in subsidiaries	6											6
Dividends to non-controlling interest in subsidiaries												(3)
Balance at End of Period at Jul. 31, 2024	82,957		346	45,451	(152)	(2,045)	5,970	997	(39)	4,731	82,926	31	8,487	23,911
Balance at beginning of period at Apr. 30, 2024			350	44,772	(190)	(4,209)	5,857	895	(146)			31	8,314	23,896
Statement [Line Items]
Issued during the period													1,023
Redeemed during the period													(850)
Issued under the Stock Option Plan														15
Stock option expense, net of options exercised			(2)
Net premium (discount) on sale of treasury shares			(2)
Net income attributable to bank shareholders	1,865			1,865
Dividends on preferred shares and distributions payable on other equity instruments				(51)
Dividends on common shares				(1,130)
Equity issue expense				(5)
Unrealized gains on fair value through OCI debt securities arising during the period					56
Unrealized gains on fair value through OCI equity securities arising during the period					1
Reclassification to earnings of (gains) during the period	(19)	[1]			(19)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	1,829	[2]				1,829
Reclassification to earnings/goodwill of losses on derivatives designated as cash flow hedges during the period	335	[3]				335
Unrealized gains (losses) on translation of net foreign operations	154						154
Unrealized gains (losses) on hedges of net foreign operations	(41)	[4]					(41)
Gains (losses) on remeasurement of pension and other employee future benefit plans	102	[5]						102
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	107	[6]							107
Balance at End of Period at Jul. 31, 2024	$ 82,957		$ 346	$ 45,451	$ (152)	$ (2,045)	$ 5,970	$ 997	$ (39)	$ 4,731	$ 82,926	$ 31	$ 8,487	$ 23,911

[1]	Net of income tax provision of $0 million, $15 million, $2 million for the three months ended and $0 million, $11 million for the nine months ended, respectively.
[2]	Net of income tax (provision) recovery of $0 million, $547 million, $635 million for the three months ended and $0 million, $367 million for the nine months ended, respectively.
[3]	Net of income tax (recovery) of $0 million, $(144) million, $(126) million for the three months ended and $0 million, $(223) million for the nine months ended, respectively.
[4]	Net of income tax (provision) recovery of $0 million, $103 million, $(104) million for the three months ended and $0 million, $(96) million for the nine months ended, respectively.
[5]	Net of income tax (provision) of $0 million, $(17) million, $(19) million for the three months ended and $0 million, $(19) million for the nine months ended, respectively.
[6]	Net of income tax (provision) recovery of $0 million, $137 million, and $42 million for the three months ended and $0 million, $114 million for the nine months ended, respectively.